Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Banking And Thrift [Abstract]
Schedule of Composition of Time Deposits

The composition of deposits at December 31, 2018 and 2017 is as follows:

	2018		2017
	Amount	Percentage of Total	Amount	Percentage of Total
	(dollars in thousands)
Demand noninterest-bearing	$129,714	23%	$113,762	22%
Interest checking and money market	324,391	57%	289,953	57%
Savings	54,784	10%	45,698	8%
Time deposits $250,000 and over	7,920	1%	7,933	2%
Other time deposits	50,092	9%	55,282	11%
Total	$566,901	100%	$512,628	100%

Maturities of Fixed-Rate Time Deposits

The maturities of fixed-rate time deposits at December 31, 2018 are reflected in the table below:

	Time Deposits	Other
Year ending December 31,	$250,000 and Over	Time Deposits
	(dollars in thousands)
2019	2,813	29,755
2020	3,911	9,849
2021	640	7,325
2022	556	2,349
2023	—	814
Thereafter	—	—
Total	$7,920	$50,092